UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     (212) 622-7849

Signature, Place, and Date of Signing:

     James Crichton     New York, NY     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $2,403,730 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108    53900  2200000 SH       OTHER                 2200000        0        0
AEROPOSTALE                    COM              007865108    65750  2500000 SH       OTHER                 2500000        0        0
AKAMAI TECHNOLOGIES INC        COM              00971T101     5481   275000 SH       OTHER                  275000        0        0
ALLIANCE DATA SYSTEMS CORP     CALL             018581908     6052   170000 SH  CALL OTHER                  170000        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105    36575  1250000 SH       OTHER                 1250000        0        0
AMERICAN EXPRESS CO            COM              025816109   102920  2000000 SH       OTHER                 2000000        0        0
AMERICAN INTL GROUP INC        COM              026874107    75053  1100000 SH       OTHER                 1100000        0        0
AMERICAN TOWER CORP            CL A             029912201   108400  4000000 SH       OTHER                 4000000        0        0
AMERIPRISE FINL INC            COM              03076C106    96637  2357000 SH       OTHER                 2357000        0        0
BEACON ROOFING SUPPLY INC      COM              073685109    57460  2000000 SH       OTHER                 2000000        0        0
BED BATH & BEYOND INC          COM              075896100    54225  1500000 SH       OTHER                 1500000        0        0
BROOKDALE SR LIVING INC        COM              112463104    55283  1854500 SH       OTHER                 1854500        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104   178042  3537500 SH       OTHER                 3537500        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209    20367   550000 SH       OTHER                  550000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    68855  1170000 SH       OTHER                 1170000        0        0
CCE SPINCO INC                 COM              14985W109     2162   165000 SH       OTHER                  165000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    79325  2500000 SH       OTHER                 2500000        0        0
CONOR MEDSYSTEMS INC           COM              208264101    11610   600000 SH       OTHER                  600000        0        0
COVANCE INC                    CALL             222816900    12623   260000 SH  CALL OTHER                  260000        0        0
DAVITA INC                     COM              23918K108    72415  1430000 SH       OTHER                 1430000        0        0
DICKS SPORTING GOODS INC       COM              253393102    59832  1800000 SH       OTHER                 1800000        0        0
GENCORP INC                    COM              368682100    24850  1400000 SH       OTHER                 1400000        0        0
HUB GROUP INC                  CL A             443320106    35350  1000000 SH       OTHER                 1000000        0        0
HUDSON CITY BANCORP            COM              443683107   109444  9030000 SH       OTHER                 9030000        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109    53199   900000 SH       OTHER                  900000        0        0
LAMAR ADVERTISING CO           CL A             512815101   106099  2300000 SH       OTHER                 2300000        0        0
LEGG MASON INC                 COM              524901105    63555   531000 SH       OTHER                  531000        0        0
MARSH & MCLENNAN COS INC       CALL             571748902    39541  1245000 SH  CALL OTHER                 1245000        0        0
MCGRAW HILL COS INC            COM              580645109    55760  1080000 SH       OTHER                 1080000        0        0
MONSANTO CO NEW                COM              61166W101    52333   675000 SH       OTHER                  675000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101    43890   700000 SH       OTHER                  700000        0        0
NII HLDGS INC                  CL B NEW         62913F201    48048  1100000 SH       OTHER                 1100000        0        0
NRG ENERGY INC                 COM NEW          629377508   103664  2200000 SH       OTHER                 2200000        0        0
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107    18912   600000 SH       OTHER                  600000        0        0
PANERA BREAD CO                CL A             69840W108    26272   400000 SH       OTHER                  400000        0        0
PHH CORP                       COM NEW          693320202    29729  1061000 SH       OTHER                 1061000        0        0
RANGE RES CORP                 COM              75281A109    50046  1900000 SH       OTHER                 1900000        0        0
SCHERING PLOUGH CORP           CALL             806605901    27626  1325000 SH  CALL OTHER                 1325000        0        0
STRAYER ED INC                 COM              863236105    51535   550000 SH       OTHER                  550000        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104    98002  1900000 SH       OTHER                 1900000        0        0
TRACTOR SUPPLY CO              COM              892356106    52940  1000000 SH       OTHER                 1000000        0        0
WORLDSPACE INC                 CL A             981579105    11608   800000 SH       OTHER                  800000        0        0
YAHOO INC                      COM              984332106    78360  2000000 SH       OTHER                 2000000        0        0